UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22227
IndexIQ ETF Trust
(Exact name of registrant as specified in charter)

800 Westchester Ave., Suite N-611 Rye Brook, NY 10573
(Address of principal executive offices)	(Zip code)
Adam S. Patti IndexIQ Advisors LLC 800 Westchester Ave., Suite N-611 Rye Brook, NY 10573
(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-888-934-0777

Date of fiscal year end: April 30

Date of reporting period: July 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Schedules of Investments - IQ Hedge Multi-Strategy Tracker ETF

July 31, 2012 (unaudited)

	Shares	Value

Investment Companies - 87.5%

Aggregate Bond Funds - 22.2%
iShares Barclays Aggregate Bond Fund	190,253	$21,420,585
SPDR Barclays Capital Aggregate Bond ETF(a)	13,901	824,190
Vanguard Total Bond Market ETF	281,459	23,988,751

Total Aggregate Bond Funds		46,233,526

Asset Allocation Fund - 4.5%
CurrencyShares Japanese Yen Trust(a)*	74,999	9,430,374

Commodity Funds - 3.1%
iShares Silver Trust*	53,899	1,461,741
PowerShares DB Commodity Index Tracking Fund*	85,679	2,334,752
PowerShares DB Gold Fund(a)*	47,274	2,629,380

Total Commodity Funds		6,425,873

Corporate Bond Funds - 17.0%
iShares Barclays Credit Bond Fund	16,832	1,915,145
iShares iBoxx $ Investment Grade Corporate Bond Fund	276,653	33,552,476

Total Corporate Bond Funds		35,467,621

Currency Harvest Fund - 5.1%
PowerShares DB G10 Currency Harvest Fund*	424,469	10,598,991

Equity Funds - 9.8%
iShares MSCI EAFE Index Fund(a)	242,021	12,101,050
SPDR S&P 500 ETF Trust(a)	39,077	5,381,293
Vanguard MSCI EAFE ETF(a)	91,665	2,901,197

Total Equity Funds		20,383,540

High Yield Corporate Bond Funds - 2.1%
iShares iBoxx $ High Yield Corporate Bond Fund	27,847	2,553,570
SPDR Barclays Capital High Yield Bond ETF	47,010	1,874,759

Total High Yield Corporate Bond Funds		4,428,329

Real Estate Fund - 1.0%
SPDR Dow Jones International Real Estate ETF	53,868	2,045,368

Short-Term Treasury Bond Funds - 21.7%
iShares Barclays 1-3 Year Treasury Bond Fund(a)	250,461	21,171,468
iShares Barclays Short Treasury Bond Fund(a)	40,805	4,497,119
SPDR Barclays Capital 1-3 Month T-Bill ETF(a)	66,258	3,035,279
Vanguard Short-Term Bond ETF(a)	203,052	16,534,525

Total Short-Term Treasury Bond Funds		45,238,391

	Shares	Value

U.S. Small Cap Equity Fund - 1.0%
iShares Russell 2000 Index Fund(a)	27,722	$2,172,019

Total Investment Companies - 87.5%
(Cost $179,168,822)		$182,424,032

Short-Term Investment - 9.4%

Money Market Fund - 9.4%
Invesco Treasury Portfolio Cash Management, 0.02%(b)
(Cost $19,659,775)	19,659,775	$19,659,775

Investment of Cash Collateral For Securities Loaned - 19.6% Money Market Fund - 19.6%
BNY Mellon Overnight Government Fund
(Cost $40,756,113)	40,756,113	$40,756,113

Total Investments - 116.5%
(Cost $239,584,710)		$242,839,920
Liabilities in Excess of Other Assets - (16.5)%(c)		(34,422,664)
Net Assets - 100.0%		$208,417,256

*	Non-income producing securities.
(a)	All or a portion of security is on loan. The aggregate market value of securities on loan is $39,748,160; cash collateral of $40,756,113 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Rate shown represents annualized 7-day yield as of July 31, 2012.
(c)	Liabilities in Excess of Other Assets includes net unrealized depreciation on swap contracts.

1

ETF - Exchange Traded Fund

Schedules of Investments - IQ Hedge Multi-Strategy Tracker ETF (continued)

July 31, 2012 (unaudited)

Open futures contracts outstanding at July 31, 2012:

Type	Broker	Expiration Date	Number of Contracts Purchased (Sold)	Value at Trade Date	Value at July 31, 2012	Unrealized Appreciation (Depreciation)
E-Mini Future Euro FX Future	Morgan Stanley	September 2012	(62)	$(4,847,245)	$(4,771,287)	$75,958
Mini MSCI Emerging Market Index Future	Morgan Stanley	September 2012	(74)	(3,374,367)	(3,498,350)	(123,983)
						$(48,025)

Cash posted as collateral to broker for futures contracts was $272,450 at July 31, 2012

Total return swap transactions outstanding at July 31, 2012:

	Annual
	Financing
	Rate			Unrealized
	Received	Expiration	Notional	Appreciation
Total Return Benchmark	(Paid)	Date	Amount	(Depreciation)
iShares Dow Jones US Real Estate Index Fund	(0 .71)%	2/07/2013	$(7,758,559)	$-
ProShares VIX Mid-Term Futures ETF	0 .54%	4/17/2014	617,337	-
SPDR Barclays Capital Convertible Securities ETF	0 .54%	4/17/2014	16,979,150	-
				$-

Cash posted as Collateral to broker for swap contracts was $6,164,591 at July 31, 2012.

Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either received fees from, or pay fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon financing rate.

Schedules of Investments - IQ Hedge Macro Tracker ETF

July 31, 2012 (unaudited)

	Shares	Value

Investment Companies - 93.9%
Asset Allocation Funds - 4.2% CurrencyShares Canadian Dollar Trust(a)	4,165	$412,876
CurrencyShares Japanese Yen Trust(a)*	14,336	1,802,609
Total Asset Allocation Funds		2,215,485

Commodity Funds - 5.6%
iShares Silver Trust*	10,303	279,417
PowerShares DB Commodity Index Tracking Fund*	16,695	454,939
PowerShares DB Gold Fund(a)*	39,332	2,187,646

Total Commodity Funds		2,922,002

Corporate Bond Funds - 37.6%
iShares Barclays Credit Bond Fund	9,337	1,062,364
iShares iBoxx $ Investment Grade Corporate Bond Fund	153,453	18,610,780

Total Corporate Bond Funds		19,673,144

Currency Harvest Fund - 5.9%
PowerShares DB G10 Currency Harvest Fund*	123,290	3,078,551

Emerging Equity Funds - 18.5%
iShares MSCI Emerging Markets Index Fund	99,046	3,874,680
Vanguard MSCI Emerging Markets ETF	144,564	5,785,451

Total Emerging Equity Funds		9,660,131

Short-Term Treasury Bond Funds - 22.1%
iShares Barclays 1-3 Year Treasury Bond Fund	63,920	5,403,158
iShares Barclays Short Treasury Bond Fund(a)	10,414	1,147,727
SPDR Barclays Capital 1-3 Month T-Bill ETF(a)	16,910	774,647
Vanguard Short-Term Bond ETF	51,821	4,219,784

Total Short-Term Treasury Bond Funds		11,545,316

Total Investment Companies - 93.9%
(Cost $48,118,195)		$49,094,629

Short-Term Investment - 5.5%

Money Market Fund - 5.5%
Invesco Treasury Portfolio Cash Management, 0.02%(b)
(Cost $2,867,361)	2,867,361	$2,867,361

Investment of Cash Collateral For Securities Loaned - 9.7%
Money Market Fund - 9.7% BNY Mellon Overnight Government Fund
(Cost $5,085,996)	5,085,996	$5,085,996

Total Investments - 109.1%
(Cost $56,071,552)		$57,047,986
Liabilities in Excess of Other Assets - (9.1)%(c)		(4,767,435)
Net Assets - 100.0%		$52,280,551

1

*	Non-income producing securities.
(a)	All or a portion of security is on loan. The aggregate market value of securities on loan is $4,966,429; cash collateral of $5,085,996 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Rate shown represents annualized 7-day yield as of July 31, 2012.
(c)	Liabilities in Excess of Other Assets includes net unrealized depreciation on swap contracts.

1

ETF - Exchange Traded Fund

Schedules of Investments - IQ Hedge Macro Tracker ETF (continued)

July 31, 2012 (unaudited)

Open futures contracts outstanding at July 31, 2012:

Type	Broker	Expiration Date	Number of Contracts Purchased (Sold)	Value at Trade Date	Value at July 31, 2012	Unrealized (Depreciation)
E-Mini Euro FX Future	Morgan Stanley	September 2012	(14)	$(1,094,539)	$(1,077,387)	$17,152
Russell 2000 Index Mini Future	Morgan Stanley	September 2012	(50)	(3,849,541)	(3,923,000)	(73,459)
						$(56,307)

Cash posted as collateral to broker for futures contracts was $321,000 at July 31, 2012.

Total return swap contract outstanding at July 31, 2012:

Total Return Benchmark	Annual Financing Rate Received (Paid)	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)
ProShares VIX Mid-Term Futures ETF	0.54%	04/17/2014	$ 524,017	$ -

Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either receives fees from, or pay fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon financing rate.

Schedules of Investments - IQ Real Return ETF

July 31, 2012 (unaudited)

	Shares	Value

Investment Companies - 99.8%

Commodity Funds - 8.7%
PowerShares DB Gold Fund(a)*	43,395	$2,413,630

Currency Harvest Fund - 1.2%
CurrencyShares Euro Trust(a)	2,788	340,972

Equity Funds - 0.4%
iShares MSCI EAFE Index Fund	1,764	88,200
Vanguard MSCI EAFE ETF	668	21,142

Total Equity Funds		109,342

Long-Term Bond Fund - 10.3%
iShares Barclays 20+ Year Treasury Bond Fund	21,928	2,844,062

Short-Term Treasury Bond Funds - 69.1%
iShares Barclays Short Treasury Bond Fund(a)	103,517	11,408,608
SPDR Barclays Capital 1-3 Month T-Bill ETF	168,091	7,700,249

Total Short-Term Treasury Bond Funds		19,108,857

U.S. Large Cap Equity Funds - 10.1%
iShares S&P 500 Index Fund	116	16,072
SPDR S&P 500 ETF Trust	20,031	2,758,469

Total U.S. Large Cap Equity Funds		2,774,541

Total Investment Companies - 99.8%
(Cost $27,309,143)		$27,591,404

Short-Term Investment - 0.2%

Money Market Fund - 0.2%
Invesco Treasury Portfolio Cash Management, 0.02%(b)
(Cost $51,506)	51,506	$51,506

Investment of Cash Collateral For Securities Loaned - 26.6% Money Market Fund – 26.6%
BNY Mellon Overnight Government Fund
(Cost $7,369,637)	7,369,637	$7,369,637

Total Investments - 126.6%
(Cost $34,730,286)		$35,012,547
Liabilities in Excess of Other Assets - (26.6)%		(7,366,007)
Net Assets - 100.0%		$27,646,540

1

*	Non-income producing securities.
(a)	All or a portion of security is on loan. The aggregate market value of securities on loan is $7,194,474; cash collateral of $7,369,637 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Rate shown represents annualized 7-day yield as of July 31, 2012.

1

ETF - Exchange Traded Fund

Schedules of Investments - IQ Global Resources ETF

July 31, 2012 (unaudited)

	Shares	Value

Common Stocks - 90.4%

Australia - 5.4%
Aquila Resources Ltd. * (a)	97,595	$218,760
BHP Billiton Ltd.	14,355	482,350
Fortescue Metals Group Ltd.	13,690	59,499
Iluka Resources Ltd.	1,758	17,594
New Hope Corp. Ltd.(a)	202,159	865,860
Newcrest Mining Ltd.	46,497	1,149,882
OZ Minerals Ltd.	1,422	11,313
PanAust Ltd.*	38,137	95,518
Regis Resources Ltd.*	26,754	127,822
Whitehaven Coal Ltd.	112,801	435,652
Woodside Petroleum Ltd.	3,869	137,414

Total Australia		3,601,664

Belgium - 0.0%(b)
Umicore SA(a)	497	22,065

Canada - 15.5%
Agnico-Eagle Mines Ltd.	10,253	450,199
Alamos Gold, Inc.	6,483	101,679
Barrick Gold Corp.	59,798	1,969,402
Canadian Natural Resources Ltd.	5,354	146,096
Canfor Corp.*	39,237	463,892
Cenovus Energy, Inc.(a)	3,590	109,781
Centerra Gold, Inc.	14,856	106,866
China Gold International Resources Corp., Ltd.*	20,197	46,750
Domtar Corp. ADR	10,019	740,004
Eldorado Gold Corp.	41,376	447,899
Enbridge, Inc.	3,585	146,755
Goldcorp, Inc.	47,688	1,722,344
Husky Energy, Inc.	4,586	113,975
IAMGOLD Corp.	22,567	252,170
Imperial Oil Ltd.	3,979	170,546
Inmet Mining Corp.	316	12,576
Kinross Gold Corp.	69,719	582,905
Lundin Mining Corp.*	2,720	11,642
New Gold, Inc.*	27,081	275,863
Pan American Silver Corp.	6,165	92,324
SEMAFO, Inc.	16,716	52,701
Silver Wheaton Corp.	21,293	587,188
Suncor Energy, Inc.	7,461	228,229
Teck Resources Ltd., Class B	2,556	71,735
TransCanada Corp.	3,326	151,550
Uranium One, Inc. * (a)	4,674	10,679
West Fraser Timber Co., Ltd.	11,538	611,262
Yamana Gold, Inc.	44,741	663,772

Total Canada		10,340,784

Curacao - 0.7%
Schlumberger Ltd.	6,611	471,100

Finland - 2.3%
UPM-Kymmene Oyj	142,384	1,529,078

France - 2.0%
GDF Suez	10,482	234,752
Suez Environnement Co.	24,589	270,635

	Shares	Value

Common Stocks (continued)

France (continued)
Total SA	11,728	$543,152
Veolia Environnement	23,393	264,329

Total France		1,312,868

Germany - 0.4%
Suedzucker AG	8,109	280,225

Hong Kong - 2.2%
China Agri-Industries Holdings Ltd.	200,873	100,001
CNOOC Ltd.	218,163	442,311
Lee & Man Paper Manufacturing Ltd.	1,336,272	548,044
Minmetals Resources Ltd.*	25,843	9,799
Shougang Fushan Resources Group Ltd.	1,386,820	377,395

Total Hong Kong		1,477,550

Ireland - 0.5%
Kerry Group PLC, Class A	7,708	350,759

Italy - 0.6%
Eni SpA	18,628	386,332

Japan - 3.6%
Ajinomoto Co., Inc.	28,677	407,573
Hokuetsu Kishu Paper Co., Ltd.	56,647	262,564
INPEX Corp.	18	101,178
Itoham Foods, Inc.	15,472	64,780
Kurita Water Industries Ltd.	6,463	146,473
Maruha Nichiro Holdings, Inc.	30,510	45,707
Mitsubishi Materials Corp.	5,981	16,695
Mitsui & Co., Ltd.	8,626	128,893
Nippon Meat Packers, Inc.	15,017	197,855
Nippon Paper Group, Inc.(a)	32,533	414,473
Nisshin Seifun Group, Inc.	11,688	140,076
Nissin Foods Holdings Co., Ltd.	5,363	205,456
Sumitomo Metal Mining Co., Ltd.	1,772	19,149
Toyo Suisan Kaisha Ltd.	5,000	120,551
Yamazaki Baking Co., Ltd.	9,123	127,675

Total Japan		2,399,098

Jersey - 0.9%
Randgold Resources Ltd.	6,396	581,232

Netherlands - 1.1%
Nutreco NV	2,145	154,168
Royal Dutch Shell PLC, Class A	16,888	576,324

Total Netherlands		730,492

Norway - 0.6%
Norsk Hydro ASA	9,168	37,494
Statoil ASA	15,140	362,196

Total Norway		399,690

Portugal - 0.8%
Portucel-Empresa Produtora de Pasta e Papel SA(a)	206,034	506,467

Singapore - 1.9%
Golden Agri-Resources Ltd.	523,519	311,356
Olam International Ltd.	110,419	163,732

Schedules of Investments - IQ Global Resources ETF (continued)

July 31, 2012 (unaudited)

	Shares	Value

Common Stocks (continued)

Singapore (continued)
Wilmar International Ltd.	296,158	$771,189

Total Singapore		1,246,277

Sweden - 6.8%
Boliden AB	1,228	18,775
Holmen AB, B Shares	17,470	470,128
Sandvik AB	291,668	4,070,545

Total Sweden		4,559,448

Switzerland - 1.1%
Aryzta AG	4,159	207,001
Barry Callebaut AG	231	208,988
Lindt & Spruengli AG	39	120,944
Sulzer AG	1,632	211,477

Total Switzerland		748,410

United Kingdom - 7.0%
African Barrick Gold Ltd.	25,712	151,474
Anglo American PLC	6,178	183,914
Antofagasta PLC	4,510	75,750
Associated British Foods PLC	35,420	696,475
BG Group PLC	16,123	318,800
BP PLC	91,446	609,001
Centrica PLC	23,310	115,775
Eurasian Natural Resources Corp.	6,143	37,826
Hochschild Mining PLC	20,237	133,076
Kazakhmys PLC	2,389	26,389
New World Resources PLC, Class A	68,361	316,183
Pennon Group PLC	17,452	210,000
Petropavlovsk PLC	12,338	82,138
Rio Tinto PLC	6,082	280,780
Severn Trent PLC	11,589	313,219
Tate & Lyle PLC	21,132	218,523
Tullow Oil PLC	4,026	81,372
United Utilities Group PLC	33,226	355,559
Vedanta Resources PLC	1,418	21,684
Weir Group PLC(a)	11,050	286,532
Xstrata PLC	13,758	182,817

Total United Kingdom		4,697,287

United States - 37.0%
Alcoa, Inc.	4,657	39,445
Allied Nevada Gold Corp.*	5,184	134,007
Alpha Natural Resources, Inc.*	54,975	385,375
American Water Works Co., Inc.	8,440	305,950
Anadarko Petroleum Corp.	2,446	169,850
Apache Corp.	1,855	159,753
Aqua America, Inc.	6,647	170,429
Arch Coal, Inc.(a)	54,898	395,814
Archer-Daniels-Midland Co.	30,209	788,153
Baker Hughes, Inc.	2,246	104,035
Bunge Ltd.	6,613	434,937
Chevron Corp.	9,265	1,015,259
Clearwater Paper Corp.*	6,634	233,782
Cliffs Natural Resources, Inc.	599	24,493

	Shares	Value

Common Stocks (continued)

United States (continued)
Coeur d'Alene Mines Corp.*	5,526	$90,129
ConAgra Foods, Inc.	18,901	466,665
ConocoPhillips	5,958	324,353
CONSOL Energy, Inc.	51,978	1,506,322
Devon Energy Corp.	1,897	112,151
EOG Resources, Inc.	1,272	124,669
Exxon Mobil Corp.	21,602	1,876,134
Flowers Foods, Inc.	6,092	130,186
Flowserve Corp.	2,633	315,907
Freeport-McMoRan Copper & Gold, Inc.	4,247	142,996
General Mills, Inc.	29,067	1,124,893
Green Mountain Coffee Roasters, Inc. * (a)	8,515	155,484
Halliburton Co.	4,402	145,838
Hershey Co.	7,385	529,800
Hillshire Brands Co.	5,378	137,731
Hormel Foods Corp.	15,156	423,004
IDEX Corp.	3,994	152,371
Ingredion, Inc.	3,436	178,397
J.M. Smucker Co.	4,898	376,166
Joy Global, Inc.	26,303	1,366,178
Kellogg Co.	16,045	765,346
Kraft Foods, Inc., Class A	81,614	3,240,892
Louisiana-Pacific Corp.*	36,364	375,277
McCormick & Co., Inc.	5,253	319,803
MeadWestvaco Corp.	45,858	1,302,367
National Oilwell Varco, Inc.	1,989	143,805
Newmont Mining Corp.	30,374	1,350,732
Occidental Petroleum Corp.	3,918	340,983
Peabody Energy Corp.	68,336	1,426,856
Pentair, Inc.	3,967	173,874
Ralcorp Holdings, Inc.*	2,517	150,189
Resolute Forest Products* (a)	27,747	254,717
Royal Gold, Inc.	3,420	258,825
Seaboard Corp.*	72	158,400
Smithfield Foods, Inc.*	9,777	180,875
Tyson Foods, Inc., Class A	17,928	269,099

Total United States		24,752,696
Total Common Stocks - 90.4%
(Cost $66,726,209)		60,393,522

Short-Term Investment - 8.1%

Money Market Fund - 8.1%
Invesco Treasury Portfolio Cash Management, 0.02%(c)
(Cost $5,399,613)	5,399,613	5,399,613

Investment of Cash Collateral For Securities Loaned - 4.2%
Money Market Fund - 4.2%
BNY Mellon Overnight Government Fund
(Cost $2,784,319)	2,784,319	2,784,319

Schedules of Investments - IQ Global Resources ETF (continued)

July 31, 2012 (unaudited)

Total Investments - 102.7%
(Cost $74,910,141)	$68,577,454
Liabilities in Excess of Other Assets - (2.7)%(d)	(1,771,259)
Net Assets - 100.0%	$66,806,195

		% of
Investments	Value	Net Assets
Grains, Food & Fiber	$13,229,166	19.8%
Precious Metals	11,517,575	17.2
Coal	10,987,545	16.5
Energy	10,469,757	15.7
Money Market Funds	8,183,932	12.3
Timber	7,712,054	11.5
Water	3,176,755	4.8
Industrial Metals	1,806,782	2.7
Livestock	1,493,888	2.2
Total Investments	$68,577,454	102.7
Liabilities in Excess of Other Assets(d)	(1,771,259)	(2.7)
Total Net Assets	$66,806,195	100.0%

*	Non-income producing securities.
(a)	All or a portion of security is on loan. The aggregate market value of securities on loan is $2,630,479; cash collateral of $2,784,319 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Less than 0.05%.
(c)	Rate shown represents annualized 7-day yield as of July 31, 2012.
(d)	Liabilities in Excess of Other Assets includes net unrealized depreciation on futures contracts.

1

ADR - American Depository Receipt

1

Schedules of Investments - IQ Global Resources ETF (continued)

July 31, 2012 (unaudited)

Open futures contracts outstanding at July 31, 2012:

Type	Broker	Expiration Date	Number of Contracts Purchased (Sold)	Value at Trade Date	Value at July 31, 2012	Unrealized (Depreciation)
E-mini S&P 500 Future	Morgan Stanley	September 2012	(104)	$(6,760,664)	$(7,147,920)	$(387,256)
Mini MSCI EAFE Index Future	Morgan Stanley	September 2012	(97)	(6,561,741)	(6,909,310)	(347,569)
						$(734,825)

Cash posted as collateral to the broker for futures contracts was $715,625 at July 31, 2012.

Schedules of Investments - IQ Merger Arbitrage ETF

July 31, 2012 (unaudited)

	Shares	Value

Common Stocks - 64.7%

Air Freight & Logistics - 4.3%
TNT Express NV(a)	64,196	$696,840

Consumer Staples - 4.7%
Viterra, Inc.	47,511	761,276

Electronic Equipment, Instruments & Components - 14.6%
Cooper Industries PLC, Class A	25,014	1,798,006
Elster Group SE*	24,868	507,804
LeCroy Corp.*	4,456	63,676

Total Electronic Equipment, Instruments & Components		2,369,486

Energy - 1.9%
Progress Energy Resources Corp.	13,470	305,874

Health Care Providers & Services - 1.2%
Sun Healthcare Group, Inc.*	22,948	191,845

IT Services - 1.9%
Logica PLC	192,330	315,505

Machinery - 0.3%
Schuler AG	2,118	52,090

Materials - 2.6%
Extorre Gold Mines Ltd.*	100,334	417,433

Media - 4.1%
Astral Media, Inc., Class A	8,408	412,557
Consolidated Media Holdings Ltd.	72,290	257,892

Total Media		670,449

Multi-Utilities - 1.1%
CH Energy Group, Inc.	2,722	177,012

Oil, Gas & Consumable Fuels - 6.0%
Sunoco, Inc.	20,122	969,679

Restaurants - 0.6%
Benihana, Inc.	6,162	99,948

Semiconductors & Semiconductor Equipment - 1.2%
PLX Technology, Inc.*	10,943	61,938
Standard Microsystems Corp.*	3,676	135,681

Total Semiconductors & Semiconductor Equipment		197,619

Software - 14.2%
Ariba, Inc.*	34,991	1,554,650
Quest Software, Inc.*	27,066	756,224

Total Software		2,310,874

Specialty Retail - 3.7%
Collective Brands, Inc.*	27,816	598,600

	Shares	Value

Common Stocks (continued)

Telecommunication - 1.1%
Digitalglobe, Inc.*	8,863	$172,563

Textiles, Apparel & Luxury Goods - 0.3%
Kenneth Cole Productions, Inc., Class A*	3,873	58,250

Trading Companies & Distributors - 0.9%
Interline Brands, Inc.*	5,618	142,585

Total Common Stocks - 64.7%
(Cost $10,484,439)		10,507,928

Short-Term Investment - 24.0%

Money Market Fund - 24.0%
Invesco Treasury Portfolio Cash Management, 0.02%(b)
(Cost $3,892,649)	3,892,649	3,892,649

Investment of Cash Collateral For Securities Loaned - 0.2% Money Market Fund - 0.2%
BNY Mellon Overnight Government Fund
(Cost $35,693)	35,693	35,693

Total Investments - 88.9%
(Cost $14,412,781)		$14,436,270
Other Assets in Excess of Liabilities - 11.1%(c)		1,803,439
Net Assets - 100.0%		$16,239,709

1*

* (a)	Non-income producing securities. All or a portion of security is on loan. The aggregate market value of securities on loan is $33,987; cash collateral of $35,693 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Rate shown represents annualized 7-day yield as of July 31, 2012.
(c)	Other Assets in Excess of Liabilities includes net unrealized depreciation on futures contracts.

1

Schedules of Investments - IQ Merger Arbitrage ETF (continued)

July 31, 2012 (unaudited)

Open futures contracts outstanding at July 31, 2012:

Type	Broker	Expiration Date	Number of Contracts Purchased (Sold)	Value at Trade Date	Value at July 31, 2012	Unrealized (Depreciation)
E-mini S&P 500 Future	Morgan Stanley	September 2012	(13)	$(845,083)	$(893,490)	$(48,407)
Mini MSCI EAFE Index Future	Morgan Stanley	September 2012	(12)	(811,762)	(854,760)	(42,998)
						$(91,405)

Cash posted as collateral to broker for futures contracts was $189,489 at July 31, 2012.

Schedules of Investments - IQ Australia Small Cap ETF

July 31, 2012 (unaudited)

	Shares	Value

Common Stocks - 97.8%

Consumer Discretionary - 16.5%
APN News & Media Ltd.	70,716	$39,814
Aristocrat Leisure Ltd.	83,957	208,511
Billabong International Ltd.	36,890	52,603
Breville Group Ltd.	12,175	61,243
David Jones Ltd.(a)	89,010	228,554
Flight Centre Ltd.(a)	9,288	207,507
G.U.D. Holdings Ltd.	11,804	105,959
Invocare Ltd.	18,169	170,552
JB Hi-Fi Ltd.(a)	16,367	152,258
Myer Holdings Ltd.(a)	97,910	188,555
Navitas Ltd.(a)	34,599	141,272
Pacific Brands Ltd.	156,817	85,814
Seven West Media Ltd.(a)	64,188	105,038
Skilled Group Ltd.	29,948	69,335
Southern Cross Media Group Ltd.	94,413	117,239
Super Retail Group Ltd.(a)	22,200	178,954
Ten Network Holdings Ltd.	139,862	69,912
Wotif.com Holdings Ltd.(a)	19,867	85,719

Total Consumer Discretionary		2,268,839

Consumer Staples - 3.4%
Goodman Fielder Ltd.	282,796	144,336
GrainCorp Ltd.	33,391	323,631

Total Consumer Staples		467,967

Energy - 8.9%
Aurora Oil & Gas Ltd.*	71,971	259,784
AWE Ltd.	90,133	140,380
Beach Energy Ltd.	204,693	236,950
Buru Energy, Ltd.*	29,657	106,424
Coalspur Mines Ltd. * (a)	72,826	46,366
Energy Resources of Australia Ltd.*	27,554	40,305
Karoon Gas Australia Ltd.*	28,607	111,688
Linc Energy Ltd. * (a)	52,068	29,315
Paladin Energy Ltd.*	130,434	160,597
Senex Energy Ltd. * (a)	146,815	95,018

Total Energy		1,226,827

Financials - 5.1%
Bank of Queensland Ltd.	49,234	396,357
FlexiGroup Ltd.	31,280	100,728
IOOF Holdings Ltd.	30,358	199,670

Total Financials		696,755

Health Care - 7.9%
Acrux Ltd.*	26,821	107,255
Ansell Ltd.	22,807	318,493
Mesoblast Ltd. * (a)	26,148	173,081
NIB Holdings Ltd.	69,399	114,660
Primary Health Care Ltd.	78,538	249,601
Sigma Pharmaceuticals Ltd.	193,556	123,232

Total Health Care		1,086,322

Industrials - 25.1%
Ausdrill Ltd.	41,083	144,401
Ausenco Ltd.	15,997	52,187
Boart Longyear Ltd.	77,645	187,115
Bradken Ltd.	27,197	142,531

	Shares	Value

Common Stocks (continued)

Industrials (continued)
Cabcharge Australia Ltd.(a)	18,548	$109,502
Cardno Ltd.	23,253	204,327
CSR Ltd.(a)	86,895	113,848
Downer EDI Ltd.*	69,679	222,180
Emeco Holdings Ltd.	106,281	85,002
Forge Group Ltd.	9,265	42,023
GWA Group Ltd.	42,134	93,113
Macmahon Holdings Ltd.	102,546	65,288
Mermaid Marine Australia Ltd.	35,927	99,056
Mineral Resources Ltd.	20,168	169,578
Monadelphous Group Ltd.	14,471	331,374
NRW Holdings Ltd.	42,135	128,145
SAI Global Ltd.	33,598	158,045
Seek Ltd.	54,982	352,369
Transfield Services Ltd.	78,072	151,584
Transpacific Industries Group Ltd.*	147,926	120,644
UGL Ltd.(a)	27,565	378,265
Virgin Australia Holdings Ltd.*	219,673	93,625
Virgin Australia International Holdings Ltd.* (b)	229,303	–

Total Industrials		3,444,202

Information Technology - 2.6%
carsales.com Ltd.(a)	35,907	238,434
Iress Market Technology Ltd.(a)	16,785	118,347

Total Information Technology		356,781

Materials - 25.1%
Adelaide Brighton Ltd.	81,572	288,430
Aquarius Platinum Ltd.(a)	66,272	41,845
Arrium Ltd.	211,915	160,566
Bathurst Resources Ltd.*	112,082	34,205
Beadell Resources Ltd.*	120,440	83,018
BlueScope Steel Ltd.	521,010	145,296
CuDeco Ltd. * (a)	23,006	80,621
Discovery Metals Ltd.*	67,510	94,489
DuluxGroup Ltd.	60,478	196,024
Gindalbie Metals Ltd. * (a)	133,308	56,115
Grange Resources Ltd.	61,867	23,438
Imdex Ltd.	34,423	57,054
Independence Group NL	39,150	128,954
Integra Mining Ltd.*	141,283	46,834
Intrepid Mines Ltd.*	87,602	20,281
Ivanhoe Australia Ltd.*	34,622	15,667
Kingsgate Consolidated Ltd.(a)	24,323	103,921
Medusa Mining Ltd.	31,227	159,708
Mineral Deposits Ltd.*	14,458	69,532
Mount Gibson Iron Ltd.	107,952	108,491
Nufarm Ltd.	30,118	173,370
PanAust Ltd.*	79,091	198,091
Perseus Mining Ltd. * (a)	76,747	186,567
Regis Resources Ltd.*	65,410	312,507
Resolute Mining Ltd.*	86,727	124,123
Sandfire Resources NL*	15,802	117,236
Silver Lake Resources Ltd.*	37,086	104,594
St. Barbara Ltd.*	54,616	79,890
Sundance Resources Ltd.*	389,033	137,149

Schedules of Investments - IQ Australia Small Cap ETF (continued)

July 31, 2012 (unaudited)

	Shares	Value

Common Stocks (continued)

Materials (continued)
Western Areas NL	23,966	$88,272

Total Materials		3,436,288

Telecommunication Services - 1.8%
iiNET Ltd.	18,217	62,305
M2 Telecommunications Group Ltd.	23,272	79,349
TPG Telecom Ltd.	48,195	98,139

Total Telecommunication Services		239,793

Utilities - 1.4%
Energy World Corp., Ltd.*	141,699	70,831
Envestra Ltd.	133,931	121,210

Total Utilities		192,041

Total Common Stocks- 97.8%
(Cost $17,525,312)		13,415,815

Right - 0.1%
Consumer Discretionary - 0.1%
Seven West Media Ltd.
(Cost $0)	32,094	7,937

Short-Term Investment - 0.0%(c)

Money Market Fund - 0.0%
Invesco Treasury Portfolio Cash Management, 0.02%(d)
(Cost $1,631)	1,631	1,631

Investment of Cash Collateral For Securities Loaned - 18.0%
Money Market Fund - 18.0%
BNY Mellon Overnight Government Fund
(Cost $2,461,713)	2,461,713	2,461,713

Total Investments - 115.9%
(Cost $19,988,656)		$15,887,096
Liabilities in Excess of Other Assets - (15.9)%		(2,174,068)
Net Assets - 100.0%		$13,713,028

1

*	Non-income producing securities.
(a)	All or a portion of security is on loan. The aggregate market value of securities on loan is $2,330,201; cash collateral of $2,461,713 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees.
(c)	Less than 0.05%.
(d)	Rate shown represents annualized 7-day yield as of July 31, 2012.

1

Schedules of Investments - IQ Canada Small Cap ETF

July 31, 2012 (unaudited)

	Shares	Value

Common Stocks - 98.9%

Auto Components - 0.7%
Martinrea International, Inc.*	21,051	$172,222

Capital Markets - 0.4%
Canaccord Financial, Inc.	20,521	94,180

Chemicals - 1.0%
Canexus Corp.	30,695	241,321

Consumer Discretionary - 2.3%
Great Canadian Gaming Corp.*	14,222	139,481
RONA, Inc.	31,175	419,897

Total Consumer Discretionary		559,378

Consumer Staples - 1.7%
Jean Coutu Group (PJC), Inc., Class A	28,182	404,608

Energy - 24.5%
Advantage Oil & Gas Ltd.*	42,406	166,273
AltaGas Ltd. (a)	22,782	709,167
Angle Energy, Inc.*	20,529	75,373
Bankers Petroleum Ltd.*	64,160	155,551
Bellatrix Exploration Ltd.*	27,269	98,215
Birchcliff Energy Ltd.*	35,871	249,447
BlackPearl Resources, Inc.*	72,372	218,062
Canacol Energy Ltd.*	157,943	71,699
Canyon Services Group, Inc.	11,627	114,611
Celtic Exploration Ltd.*	21,639	378,030
Connacher Oil and Gas Ltd.*	114,012	55,169
Crew Energy, Inc.*	30,639	211,535
Denison Mines Corp.*	78,068	105,150
Ensign Energy Services, Inc.	32,195	474,429
Ithaca Energy, Inc.*	65,748	127,914
Legacy Oil + Gas, Inc.*	31,994	206,526
PetroBakken Energy Ltd., Class A(a)	19,520	242,466
Petrobank Energy and Resources Ltd.*	26,635	309,586
Poseidon Concepts Corp.(a)	20,573	285,309
Savanna Energy Services Corp.	21,530	162,393
Southern Pacific Resource Corp.*	86,587	120,944
TransGlobe Energy Corp.*	18,549	178,402
Trican Well Service Ltd.(a)	37,216	447,053
Trinidad Drilling Ltd.	30,661	178,038
Uranium One, Inc.(a)*	118,988	271,857
Whitecap Resources, Inc.*	32,245	225,197

Total Energy		5,838,396

Energy Equipment & Services - 1.6%
Calfrac Well Services Ltd.	7,990	188,928
Secure Energy Services, Inc.*	23,213	194,079

Total Energy Equipment & Services		383,007

Financials - 9.1%
Canadian Western Bank(a)	19,230	504,013
Endeavour Mining Corp.(a)*	62,166	146,375
GMP Capital, Inc.	12,790	61,634

	Shares	Value

Common Stocks (continued)

Financials (continued)
Industrial Alliance Insurance and Financial Services, Inc.	22,981	$512,447
TMX Group, Inc.	18,949	935,823

Total Financials		2,160,292

Health Care - 0.9%
CML Healthcare, Inc.	22,793	213,308

Independent Power Producers & Energy Traders - 1.1%
Algonquin Power & Utilities Corp.	40,354	265,725

Industrials - 10.0%
Aecon Group, Inc.	14,159	170,083
CAE, Inc.	65,553	661,220
Progressive Waste Solutions Ltd.	29,545	592,492
Russel Metals, Inc.	15,248	392,344
WestJet Airlines Ltd.	34,786	575,428

Total Industrials		2,391,567

Information Technology - 0.7%
Wi-LAN, Inc.	30,820	156,514

Materials - 33.5%
Alamos Gold, Inc.	30,376	476,415
Argonaut Gold, Inc.*	23,474	194,621
AuRico Gold, Inc.*	71,502	464,410
Aurizon Mines Ltd.*	41,676	185,033
Avion Gold Corp.*	112,278	56,010
B2Gold Corp.*	85,202	273,721
Banro Corp.*	50,866	197,922
Canfor Corp.*	19,550	231,136
Capstone Mining Corp.*	75,041	168,455
China Gold International Resources Corp., Ltd.*	40,213	93,080
Colossus Minerals, Inc.*	26,909	96,650
Copper Mountain Mining Corp.*	24,980	80,500
Dundee Precious Metals, Inc.*	24,481	190,758
Eastern Platinum Ltd.*	235,475	45,812
Endeavour Silver Corp.*	22,335	178,716
Extorre Gold Mines Ltd.*	24,588	102,297
First Majestic Silver Corp.*	26,782	435,010
Fortuna Silver Mines, Inc.*	31,780	120,170
Gabriel Resources Ltd.*	68,459	120,211
Great Basin Gold Ltd.*	140,149	83,897
Harry Winston Diamond Corp.*	21,533	279,287
HudBay Minerals, Inc.	43,623	368,639
Kirkland Lake Gold, Inc.*	15,828	184,447
Lake Shore Gold Corp.*	104,076	106,952
Major Drilling Group International, Inc.	20,076	203,704
Methanex Corp.	23,776	653,051
Nevsun Resources Ltd.	50,837	177,521
North American Palladium Ltd.*	38,932	65,644
NovaGold Resources, Inc.*	55,296	222,883
Premier Gold Mines Ltd.*	34,872	152,737
Rainy River Resources Ltd.(a)*	22,380	96,460
Romarco Minerals, Inc.*	148,234	88,736
Rubicon Minerals Corp.*	72,951	228,541

Schedules of Investments - IQ Canada Small Cap ETF (continued)

July 31, 2012 (unaudited)

	Shares	Value

Common Stocks (continued)

Materials (continued)
Sabina Gold & Silver Corp.(a)*	30,251	$70,323
San Gold Corp.*	82,106	75,364
SEMAFO, Inc.	69,296	218,473
Sherritt International Corp.(a)	75,131	334,315
Silvercorp Metals, Inc.	43,303	230,707
Taseko Mines Ltd.*	48,944	124,033
Thompson Creek Metals Co., Inc.*	42,640	119,118
Torex Gold Resources, Inc.*	104,817	203,924

Total Materials		7,999,683

Media - 0.5%
Mood Media Corp.*	42,302	117,330

Metals & Mining - 3.0%
Energy Fuels, Inc.*	1	0	(b)
Pretium Resources, Inc.*	17,111	250,272
Rio Alto Mining Ltd.*	43,454	191,192
Silver Standard Resources, Inc.*	20,485	261,811

Total Metals & Mining		703,275

Oil, Gas & Consumable Fuels - 4.6%
Gibson Energy, Inc.	25,226	522,238
Niko Resources Ltd.	11,791	202,457
Parex Resources, Inc.*	27,503	131,986
Surge Energy, Inc.*	18,027	125,720
Twin Butte Energy Ltd.	48,628	120,806

Total Oil, Gas & Consumable Fuels		1,103,207

Telecommunication Services - 0.8%
Manitoba Telecom Services, Inc.	5,564	189,186

Trading Companies & Distributors - 0.9%
Superior Plus Corp.(a)	28,287	207,715

Utilities - 1.6%
Just Energy Group, Inc.(a)	35,352	391,507

Total Common Stocks- 98.9%
(Cost $34,027,801)		23,592,421

Investment of Cash Collateral For Securities Loaned - 14.2% Money Market Fund - 14.2%
BNY Mellon Overnight Government Fund
(Cost $3,383,679)	3,383,679	3,383,679

Total Investments - 113.1%
(Cost $37,411,480)		$26,976,100
Liabilities in Excess of Other Assets - (13.1)%		(3,125,275)
Net Assets - 100.0%		$23,850,825

1

*	Non-income producing securities.
(a)	All or a portion of security is on loan. The aggregate market value of securities on loan is $3,173,999; cash collateral of $3,383,679 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Amount rounds to less than $0.50.

Schedules of Investments - IQ South Korea Small Cap ETF

July 31, 2012 (unaudited)

	Shares	Value

Common Stocks - 99.0%

Construction Materials - 0.2%
Tongyang Cement & Energy Corp.*	5,322	$11,721

Consumer Discretionary - 27.2%
Agabang&Company	3,270	37,454
Dongyang Mechatronics Corp.	5,176	58,141
Grand Korea Leisure Co., Ltd.	6,969	149,473
Hanil E-Wha Co., Ltd.	6,473	50,668
Hansae Co., Ltd.	4,265	36,025
Hwa Shin Co., Ltd.	5,322	46,130
Hyundai Greenfood Co., Ltd.	12,644	177,254
Hyundai HY Communications & Networks Co., Ltd.*	9,970	31,437
Interpark Corp.*	8,978	42,642
Kolao Holdings	2,702	36,803
LG Fashion Corp.	4,538	108,169
Loen Entertainment, Inc.	1,470	14,237
Lotte Midopa Co., Ltd.	3,151	36,230
Paradise Co., Ltd.	13,100	147,728
Pharmicell Co., Ltd.*	9,317	62,216
Pyeong Hwa Automotive Co., Ltd.	2,192	35,479
S.M. Entertainment Co.*	3,537	150,005
SBS Media Holdings Co., Ltd.	12,478	51,871
SL Corp.	3,679	59,059
Ssangyong Motor Co.*	8,407	37,699
Sungwoo Hitech Co., Ltd.	6,938	78,546
Tera Resource Co., Ltd.*	41,802	46,215
Woongjin Chemical Co., Ltd.*	59,770	36,794
Woongjin Holdings Co., Ltd.*	3,614	15,663

Total Consumer Discretionary		1,545,938

Consumer Staples - 3.1%
Daesang Corp.	4,699	58,809
DongA One Corp.	4,181	10,539
Harim Co., Ltd.	6,515	19,880
JW Shin-Yak Corp.	4,951	26,668
Korea Kolmar Co., Ltd.	4,640	42,681
Samyang Foods Co., Ltd.	794	15,204

Total Consumer Staples		173,781

Financials - 8.7%
Hanwha Securities Co., Ltd.	13,954	46,899
LIG Insurance Co., Ltd.	10,205	198,120
Meritz Fire & Marine Insurance Co., Ltd.	14,551	131,273
SK Securities Co., Ltd.	51,232	52,336
Tong Yang Securities, Inc.	20,199	67,710

Total Financials		496,338

Health Care - 9.0%
Bukwang Pharmaceutical Co., Ltd.	3,745	44,220
Chabio & Diostech Co., Ltd.*	14,881	110,559
HanAll BioPharma Co., Ltd.*	6,819	45,113
Il Yang Pharmaceutical Co., Ltd.*	3,035	60,666
INFINITT Healthcare Co., Ltd.*	2,973	21,957
Medipost Co., Ltd.*	1,649	145,557
RNL BIO Co., Ltd.*	17,048	59,861
Yungjin Pharmaceutical Co., Ltd.*	18,189	24,131

Total Health Care		512,064

	Shares	Value

Common Stocks (continued)

Industrials - 6.7%
Dongkuk Structures & Construction Co., Ltd.*	5,259	$15,582
Halla Engineering & Construction Corp.	3,592	30,372
S&T Dynamics Co., Ltd.	5,186	61,005
STX Corp.	9,636	80,028
STX Engine Co., Ltd.	4,383	39,929
Sung Kwang Bend Co., Ltd.	3,737	69,741
Taihan Electric Wire Co., Ltd.*	34,740	59,148
Y G-1 Co., Ltd.	2,745	23,138

Total Industrials		378,943

Information Technology - 32.1%
3s Korea Co., Ltd.*	9,396	126,734
Asia Pacific Systems, Inc.*	4,974	48,613
Com2uS Corp.*	1,873	68,666
CrucialTec Co., Ltd.*	4,054	27,358
Curocom Co., Ltd.*	14,552	40,736
Daeduck Electronics Co., Ltd.	9,216	87,218
Daou Technology, Inc.	6,412	64,085
Duksan Hi-Metal Co., Ltd.*	4,197	78,511
DuzonBIzon Co., Ltd.*	4,870	40,058
GameHi Co., Ltd.*	3,766	30,944
Gemvax & Kael Co., Ltd.*	4,900	159,487
Haansoft, Inc.	4,422	42,240
Hana Micron, Inc.	3,498	20,884
Humax Co., Ltd.	3,497	27,435
ICD Co., Ltd.*	2,703	31,079
Iljin Display Co., Ltd.	3,792	51,985
Iljin Materials Co., Ltd.	3,351	28,157
JCentertainment Corp.	1,422	44,649
Jusung Engineering Co., Ltd.*	5,916	35,895
Lumens Co., Ltd.*	9,254	47,881
Melfas, Inc.	3,147	59,983
Neowiz Games Corp.*	3,517	70,301
NEPES Corp.	4,063	62,528
Osung LST Co., Ltd.*	3,751	23,987
PARTRON Co., Ltd.	6,627	67,406
POSCO ICT Co., Ltd.	8,657	51,301
Signetics Corp.*	6,830	19,210
Silicon Works Co., Ltd.	2,330	60,176
Simm Tech Co., Ltd.	4,435	42,364
SK Broadband Co., Ltd.*	33,663	88,577
SK Communications Co., Ltd.*	3,531	22,455
STS Semiconductor & Telecommunications Co., Ltd.	9,518	46,974
Webzen, Inc.*	3,283	25,901
WONIK IPS Co., Ltd.*	12,475	59,692
Woongjin Energy Co., Ltd.*	4,706	18,460

Total Information Technology		1,821,930

Materials - 11.7%
Capro Corp.	5,435	68,741
Dongbu HiTek Co., Ltd.*	6,951	41,376
EG Corp.	1,231	64,020
Eugene Corp.*	10,961	28,114
Foosung Co., Ltd.*	12,084	48,844
Hansol Paper Co., Ltd.	10,041	80,372
Huchems Fine Chemical Corp.	5,369	113,257
Kolon Plastic, Inc.	2,000	11,215

Schedules of Investments - IQ South Korea Small Cap ETF (continued)

July 31, 2012 (unaudited)

	Shares	Value

Common Stocks (continued)

Materials (continued)
Moorim P&P Co., Ltd.	6,949	$21,419
Namhae Chemical Corp.	5,025	40,356
Poongsan Corp.	4,366	117,585
Songwon Industrial Co., Ltd.	3,700	30,205

Total Materials		665,504

Semiconductors & Semiconductor Equipment - 0.3%
Nexolon Co., Ltd.*	4,910	14,288

Total Common Stocks- 99.0%
(Cost $6,016,116)		5,620,507

Short-Term Investment - 0.0%(a)

Money Market Fund - 0.0%(a)
Invesco Treasury Portfolio Cash Management, 0.02%(b)
(Cost $905)	905	905

Total Investments - 99.0%
(Cost $6,017,021)		$5,621,412
Other Assets in Excess of Liabilities - 1.0%		55,217
Net Assets - 100.0%		$5,676,629

1

*	Non-income producing securities.
(a)	Less than 0.05%.
(b)	Rate shown represents annualized 7-day yield as of July 31, 2012.

1

Schedules of Investments - IQ Global Agribusiness Small Cap ETF

1

July 31, 2012 (unaudited)

	Shares	Value

Common Stocks - 98.8%

Australia - 6.7%
GrainCorp Ltd.	156,756	$1,519,302
Nufarm Ltd.	141,393	813,908

Total Australia		2,333,210

Brazil - 3.6%
Cosan Ltd. ADR, Class A	100,562	1,277,137

China - 8.3%
China Bluechemical Ltd., Class H	1,399,115	920,275
China Minzhong Food Corp., Ltd.(a)*	321,074	147,086
China Modern Dairy Holdings Ltd.(a)*	2,647,872	703,490
First Tractor Co., Ltd., Class H*	317,094	248,648
Shenguan Holdings Group Ltd.	983,750	551,910
Yongye International, Inc. ADR*	29,960	100,666
Zhongpin, Inc. ADR*	24,320	250,496

Total China		2,922,571

Hong Kong - 7.3%
Asian Citrus Holdings Ltd.	525,334	251,364
China Agri-Industries Holdings Ltd.	1,345,409	669,785
China Foods Ltd.	570,409	536,300
China Yurun Food Group Ltd.(a)	1,075,246	646,231
Global Bio-chem Technology Group Co., Ltd.	1,512,266	175,535
Sinofert Holdings Ltd.	1,403,181	285,933

Total Hong Kong		2,565,148

Indonesia - 3.9%
PT Bakrie Sumatera Plantations Tbk	8,567,132	153,874
PT Japfa Comfeed Indonesia Tbk	683,003	313,900
PT Malindo Feedmill Tbk	549,421	95,198
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	2,182,484	634,108
PT Sampoerna Agro Tbk	491,544	155,798

Total Indonesia		1,352,878

Ireland - 2.3%
Glanbia PLC	105,694	794,021

Japan - 28.3%
Fuji Oil Co., Ltd.	48,377	612,610
House Foods Corp.	57,511	962,444
Iseki & Co., Ltd.	146,480	384,487
Itoham Foods, Inc.	113,717	476,126
Kewpie Corp.	85,563	1,269,751
Kumiai Chemical Industry Co., Ltd.(a)	56,494	274,151
Mitsui Sugar Co., Ltd.	62,024	206,482
Morinaga Milk Industry Co., Ltd.	155,141	566,136
Nippon Flour Mills Co., Ltd.	101,622	448,906
Nippon Meat Packers, Inc.	135,807	1,789,314
Nisshin Oillio Group Ltd.	78,615	312,044
Nisshin Seifun Group, Inc.	146,549	1,756,336
NOF Corp.	122,532	594,618
Prima Meat Packers Ltd.	88,903	163,918

	Shares	Value

Common Stocks - 98.8% (continued)

Japan - 28.3% (continued)
Yamatane Corp.	69,366	$96,811

Total Japan		9,914,134

Luxembourg - 1.1%
Adecoagro SA ADR*	37,013	375,682

Netherlands - 8.0%
CSM NV(a)	53,479	800,553
Nutreco NV	27,759	1,995,130

Total Netherlands		2,795,683

Singapore - 3.0%
First Resources Ltd.	310,408	474,001
Indofood Agri Resources Ltd.	352,823	394,152
Mewah International, Inc.	506,750	173,091

Total Singapore		1,041,244

Spain - 3.4%
Deoleo SA*	276,408	107,229
Ebro Foods SA	69,228	1,088,741

Total Spain		1,195,970

Thailand - 1.6%
GFPT PCL	485,662	128,862
Khon Kaen Sugar Industry PCL	490,061	186,868
Thai Vegetable Oil PCL	313,164	251,268

Total Thailand		566,998

United Kingdom - 3.3%
Dairy Crest Group PLC	105,385	557,435
Devro PLC	130,429	594,676

Total United Kingdom		1,152,111

United States - 18.0%
Andersons, Inc.	14,550	552,464
Chiquita Brands International, Inc.*	36,306	188,065
CVR Partners LP	14,883	384,279
Dole Food Co., Inc.*	28,825	339,270
Lindsay Corp.	10,047	712,332
Smithfield Foods, Inc.*	127,313	2,355,290
Toro Co.	47,316	1,779,082

Total United States		6,310,782
Total Common Stocks - 98.8%
(Cost $40,140,426)		34,597,569

Short-Term Investment - 1.1%

Money Market Fund - 1.1%
Invesco Treasury Portfolio Cash Management, 0.02%(b)
(Cost $406,674)	406,674	406,674

Schedules of Investments - IQ Global Agribusiness Small Cap ETF (continued)

July 31, 2012 (unaudited)

	Shares	Value

Investment of Cash Collateral For Securities Loaned - 4.6%
Money Market Fund - 4.6%
BNY Mellon Overnight Government Fund
(Cost $1,597,747)	1,597,747	$1,597,747

Total Investments - 104.5%
(Cost $42,144,847)		$36,601,990
Liabilities in Excess of Other Assets - (4.5)%		(1,584,886)
Net Assets - 100.0%		$35,017,104

		% of
Industry	Value	Net Assets
Crop Production and Farming	$13,772,145	39.3%
Livestock Operations	7,589,408	21.8
Agricultural Supplies and Logistics	4,457,187	12.7
Agricultural Chemicals	3,491,544	9.9
Biofuels	2,875,068	8.2
Agricultural Machinery	2,412,217	6.9
Money Market Funds	2,004,421	5.7
Total Investments	$36,601,990	104.5
Liabilities in Excess of Other Assets	(1,584,886)	(4.5)
Total Net Assets	$35,017,104	100.0%

1

1

*	Non-income producing securities.
(a)	All or a portion of security is on loan. The aggregate market value of securities on loan is $1,530,986; cash collateral of $1,597,747 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Rate shown represents annualized 7-day yield as of July 31, 2012.

1

ADR -	American Depository Receipt
LP -	Limited Partnership
PCL -	Public Company Limited

Schedules of Investments - IQ Global Oil Small Cap ETF

July 31, 2012 (unaudited)

	Shares	Value

Common Stocks - 98.8%

Australia - 3.8%
Caltex Australia Ltd.	5,225	$77,694
Horizon Oil Ltd.(a)*	38,544	11,155

Total Australia		88,849

Bermuda - 0.5%
Archer Ltd.*	7,114	12,596

Canada - 10.3%
Bankers Petroleum Ltd.(a)*	9,579	23,224
Canyon Services Group, Inc.	1,771	17,457
Cequence Energy Ltd.*	4,886	7,069
Ensign Energy Services, Inc.	4,910	72,354
Ithaca Energy, Inc.*	10,030	19,514
Ivanhoe Energy, Inc. ADR*	11,187	7,228
Southern Pacific Resource Corp.*	13,156	18,376
Sunshine Oilsands Ltd.*	51,124	30,528
TransGlobe Energy Corp. ADR*	2,826	27,073
Twin Butte Energy Ltd.	7,413	18,416

Total Canada		241,239

China - 1.2%
China Automation Group Ltd.	22,031	3,949
Sinopec Shanghai Petrochemical Co., Ltd., Class H	90,172	24,190

Total China		28,139

Colombia - 1.5%
Petrominerales Ltd.(a)	3,847	35,618

Finland - 2.3%
Neste Oil OYJ	4,952	52,509

France - 2.2%
Etablissements Maurel et Prom	3,258	50,235

Hong Kong - 0.4%
Sino Oil And Gas Holdings Ltd.*	410,127	9,362

Italy - 1.3%
ERG SpA	2,161	15,223
Saras SpA*	13,816	15,220

Total Italy		30,443

Japan - 3.6%
Cosmo Oil Co., Ltd.	20,658	45,495
Showa Shell Sekiyu K.K.	6,978	38,151

Total Japan		83,646

Netherlands - 8.8%
Core Laboratories NV ADR	1,831	204,266

Norway - 3.0%
Det Norske Oljeselskap ASA*	2,362	32,592
DNO International ASA*	22,636	30,143
Norwegian Energy Co. ASA*	7,800	7,132

Total Norway		69,867

Philippines - 0.3%
Petron Corp.	27,066	6,652

Russia - 1.7%
Alliance Oil Co., Ltd.*	4,262	39,832

	Shares	Value

Common Stocks (continued)

Thailand - 5.5%
Bangchak Petroleum PCL	13,322	$9,398
Esso Thailand PCL	46,302	15,155
IRPC PCL	386,127	44,416
Thai Oil PCL	31,580	59,206

Total Thailand		128,175

United Arab Emirates - 4.0%
Dragon Oil PLC	9,592	85,964
Exillon Energy PLC*	4,364	6,633

Total United Arab Emirates		92,597

United Kingdom - 3.9%
Max Petroleum PLC*	39,156	2,270
Nautical Petroleum PLC*	3,396	23,931
Rockhopper Exploration PLC*	10,997	29,937
Salamander Energy PLC*	8,592	25,295
Xcite Energy Ltd.*	7,726	9,261

Total United Kingdom		90,694

United States - 44.5%
Alon USA Energy, Inc.	390	4,259
Bonanza Creek Energy, Inc.*	383	6,714
BPZ Resources, Inc.*	3,858	8,796
CVR Energy, Inc.*	570	16,279
Gulfport Energy Corp.*	1,744	35,926
Harvest Natural Resources, Inc.*	1,446	11,395
Key Energy Services, Inc.*	5,857	46,915
Kodiak Oil & Gas Corp.*	10,181	85,011
Lufkin Industries, Inc.	1,295	59,635
Oceaneering International, Inc.	4,181	216,116
PetroQuest Energy, Inc.*	2,208	12,166
Pioneer Energy Services Corp.*	2,380	19,135
SemGroup Corp., Class A*	1,608	54,205
Stone Energy Corp.*	1,892	49,684
Sunoco, Inc.	4,083	196,760
Tesoro Corp.*	5,411	149,614
VAALCO Energy, Inc.*	2,211	16,207
Western Refining, Inc.	2,074	48,801

Total United States		1,037,618
Total Common Stocks - 98.8%
(Cost $2,994,999)		2,302,337

Warrant - 0.0%

United States - 0.0%
Magnum Hunter Resources Corp., expiring 10/14/13*
(Cost $0)	265	–

Short-Term Investment - 0.3%

Money Market Fund - 0.3%
Invesco Treasury Portfolio Cash Management, 0.02%(b)
(Cost $5,564)	5,564	5,564

Schedules of Investments - IQ Global Oil Small Cap ETF (continued)

July 31, 2012 (unaudited)

	Shares	Value

Investment of Cash Collateral For Securities Loaned - 2.9%
Money Market Fund - 2.9%
BNY Mellon Overnight Government Fund
(Cost $68,262)	68,262	$68,262

Total Investments - 102.0%
(Cost $3,068,825)		$2,376,163
Liabilities in Excess of Other Assets - (2.0)%		(45,892)
Net Assets - 100.0%		$2,330,271

		% of
Investments	Value	Net Assets
Refining & Marketing	$849,039	36.4%
Exploration & Production	791,512	34.0
Equipment, Services & Drilling	661,786	28.4
Money Market Fund	73,826	3.2
Total Investments	$2,376,163	102.0
Liabilities in Excess of Other Assets	(45,892)	(2.0)
Net Assets	$2,330,271	100.0%

*	Non-income producing securities.

1

1

(a)	All or a portion of security is on loan. The aggregate market value of securities on loan is $61,656; cash collateral of $68,262 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Rate shown represents annualized 7-day yield as of July 31, 2012.

1

ADR	- American Depository Receipt
K.K.	- Kabushiki Kaisha
PCL	- Public Company Limited

Schedules of Investments - IQ US Real Estate Small Cap ETF

July 31, 2012 (unaudited)

	Shares	Value

Common Stocks - 99.3%

Diversified REITs - 8.6%
CapLease, Inc.	50,590	$230,184
Cousins Properties, Inc.	78,903	598,874
Investors Real Estate Trust	65,290	532,766
Redwood Trust, Inc.	59,673	769,185
Resource Capital Corp.	64,209	349,939

Total Diversified REITs		2,480,948

Hotel REITs - 11.8%
Ashford Hospitality Trust, Inc.	51,663	394,189
FelCor Lodging Trust, Inc.*	94,126	455,570
Hersha Hospitality Trust	133,751	650,030
Pebblebrook Hotel Trust	39,766	903,483
Sunstone Hotel Investors, Inc.*	102,777	1,028,798

Total Hotel REITs		3,432,070

Mortgage REITs - 31.3%
Anworth Mortgage Asset Corp.	103,123	684,737
ARMOUR Residential REIT, Inc.(a)	134,623	1,031,212
CreXus Investment Corp.	58,055	608,417
Dynex Capital, Inc.	41,164	427,694
Gramercy Capital Corp.*	27,590	65,388
Invesco Mortgage Capital	87,441	1,730,457
iStar Financial, Inc.*	56,247	377,980
Newcastle Investment Corp.	109,244	813,868
NorthStar Realty Finance Corp.(a)	101,044	556,752
PennyMac Mortgage Investment Trust	31,196	657,300
RAIT Financial Trust	37,791	175,350
Starwood Property Trust, Inc.	88,180	1,962,887

Total Mortgage REITs		9,092,042

Office REITs - 16.2%
Brandywine Realty Trust	108,534	1,289,384
First Industrial Realty Trust, Inc.*	67,159	855,606
First Potomac Realty Trust	38,618	447,583
Franklin Street Properties Corp.	54,671	566,938
Government Properties Income Trust	26,738	612,300
Lexington Realty Trust	102,632	917,530

Total Office REITs		4,689,341

Residential REITs - 4.6%
Associated Estates Realty Corp.	32,183	480,492
Education Realty Trust, Inc.	71,800	841,496

Total Residential REITs		1,321,988

Retail REITs - 13.7%
Acadia Realty Trust	33,250	796,005
Cedar Realty Trust, Inc.	43,058	221,749
Getty Realty Corp.(a)	20,496	380,816
Glimcher Realty Trust	105,665	1,058,763
Inland Real Estate Corp.	58,714	468,538
Pennsylvania Real Estate Investment Trust	42,396	608,806
Ramco-Gershenson Properties Trust	34,815	443,543

Total Retail REITs		3,978,220

Specialized REITs - 13.1%
CubeSmart	93,331	1,119,039
DCT Industrial Trust, Inc.	186,617	1,168,222

	Shares	Value

Common Stocks (continued)

Specialized REITs (continued)
Medical Properties Trust, Inc.	102,722	$1,011,812
Sabra Health Care REIT, Inc.	27,935	517,356

Total Specialized REITs		3,816,429

Total Common Stocks- 99.3%
(Cost $27,450,069)		28,811,038

Short-Term Investment - 0.6%

Money Market Fund - 0.6%
Invesco Treasury Portfolio Cash Management, 0.02%(b)
(Cost $162,946)	162,946	162,946

Investment of Cash Collateral For Securities Loaned - 5.9%
Money Market Fund - 5.9%
BNY Mellon Overnight Government Fund
(Cost $1,730,115)	1,730,115	1,730,115

Total Investments - 105.8%
(Cost $29,343,130)		$30,704,099
Liabilities in Excess of Other Assets - (5.8)%		(1,677,436)
Net Assets - 100.0%		$29,026,663

1

*	Non-income producing securities.
(a)	All or a portion of security is on loan. The aggregate market value of securities on loan is $1,662,547; cash collateral of $1,730,115 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Rate shown represents annualized 7-day yield as of July 31, 2012.

1

REITs	- Real Estate Investment Trusts

Schedules of Investments - IQ Emerging Markets Mid Cap ETF

July 31, 2012 (unaudited)

	Shares	Value

Common Stocks - 96.2%

Bermuda - 0.5%
Sihuan Pharmaceutical Holdings Group Ltd.(a)	22,000	$8,313

Brazil - 5.9%
Anhanguera Educacional Participacoes SA	723	10,255
BR Properties SA	1,163	13,429
Brookfield Incorporacoes SA	2,348	3,559
Companhia de Saneamento de Minas Gerais-Copasa MG	452	11,042
Diagnosticos da America SA	1,454	8,178
Ez Tec Empreendimentos E Participacoes SA	750	7,951
Gafisa SA*	3,322	4,129
Iochpe-Maxion SA	524	5,675
Marfrig Alimentos SA*	875	4,120
Mills Estruturas e Servicos de Engenharia SA	504	6,849
Raia Drogasil SA	1,267	14,216
Rossi Residencial SA	1,488	3,409

Total Brazil		92,812

Cayman Islands - 1.7%
Bosideng International Holdings Ltd.	22,000	5,760
China Metal Recycling Holdings Ltd.(a)	6,000	4,264
China Rongsheng Heavy Industries Group Holdings Ltd.	32,500	4,485
NVC Lighting Holdings Ltd.(a)	19,000	3,455
Zhen Ding Technology Holding Ltd.	3,000	9,042

Total Cayman Islands		27,006

Chile - 4.0%
Administradora de Fondos de Pensiones Provida SA	1,443	8,488
Inversiones Aguas Metropolitanas SA	9,061	16,534
Parque Arauco SA	4,472	8,495
Ripley Corp. SA	7,185	6,414
Salfacorp SA	3,418	6,308
Sociedad Matriz Saam SA*	1	0
Sonda SA	3,130	9,396
Vina Concha y Toro SA	3,841	7,535

Total Chile		63,170

China - 5.5%
Ajisen (China) Holdings Ltd.	4,000	2,781
Beijing Capital International Airport Co., Ltd., Class H	16,000	10,937
China Molybdenum Co., Ltd., Class H*	21,000	7,800
China Shanshui Cement Group	14,000	7,963
China Shipping Development Co., Ltd., Class H	12,000	4,937
Dongyue Group	10,000	5,288
Guangshen Railway Co., Ltd., Class H	30,000	9,557
LI Ning Co., Ltd.	5,000	2,579
Renhe Commercial Holdings Co., Ltd.(a)*	64,000	2,641
Semiconductor Manufacturing International Corp.(a)*	180,000	6,616
Shui On Land Ltd.	35,486	14,645
Sinopec Shanghai Petrochemical Co., Ltd., Class H	22,000	5,902

Schedules of Investments - IQ Emerging Markets Mid Cap ETF (continued)

July 31, 2012 (unaudited)

	Shares	Value

Common Stocks - 96.2% (continued)

China - 5.5% (continued)
Springland International Holdings Ltd.	10,824	$5,137

Total China		86,783

Egypt - 1.5%
Commercial International Bank Egypt SAE	3,731	16,816
Talaat Moustafa Group*	10,455	6,936

Total Egypt		23,752

Hong Kong - 2.4%
Far East Horizon Ltd.	12,000	8,342
Franshion Properties China Ltd.	27,608	8,546
KWG Property Holding Ltd.	12,106	6,714
Trinity Ltd.	9,089	5,943
Yingde Gases Group Co., Ltd.	10,000	8,564

Total Hong Kong		38,109

Hungary - 0.3%
Magyar Telekom Telecommunications PLC	2,643	4,919

Indonesia - 4.5%
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	91,000	9,038
Bumi Serpong Damai PT	59,000	7,168
Global MediaCom Tbk PT	58,000	10,724
Harum Energy Tbk PT	9,500	5,671
PT Aneka Tambang Tbk	72,000	9,737
PT Lippo Karawaci Tbk	140,500	13,211
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	27,220	7,909
Salim Ivomas Pratama Tbk PT*	44,000	6,741

Total Indonesia		70,199

Malaysia - 4.9%
Berjaya Corp. Berhad	17,769	4,145
Berjaya Sports Toto Berhad	4,700	6,428
Boustead Holdings Berhad	3,400	5,975
Bursa Malaysia Berhad	3,900	7,838
Dialog Group Berhad	10,960	8,405
Gamuda Berhad	12,600	14,132
Genting Plantations Berhad	2,600	7,851
IGB Corp. Berhad	7,700	6,742
Sapurakencana Petroleum BHD*	12,570	9,841
SP Setia Berhad	5,422	6,289

Total Malaysia		77,646

Mexico - 3.9%
Bolsa Mexicana de Valores SAB de CV	5,301	10,100
Genomma Lab Internacional SAB de CV, Class B*	4,603	9,314
Grupo Aeroportuario del Pacifico SAB de CV, Class B	4,545	17,867
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,723	15,439
Industrias CH SAB de CV, Class B*	1,707	8,565

Total Mexico		61,285

Peru - 0.6%
Grana y Montero SA	2,866	9,046

Schedules of Investments - IQ Emerging Markets Mid Cap ETF (continued)

July 31, 2012 (unaudited)

	Shares	Value

Common Stocks - 96.2% (continued)

Philippines - 3.6%
Energy Development Corp.	60,847	$8,848
International Container Terminal Services, Inc.	8,440	14,709
Jollibee Foods Corp.	3,460	8,545
Lepanto Consolidated Mining*	106,000	3,504
Philex Mining Corp.	17,700	9,498
Robinsons Land Corp.	25,400	11,865

Total Philippines		56,969

Poland - 1.2%
Cyfrowy Polsat SA*	1,569	6,892
Enea SA	1,236	5,778
Synthos SA	3,855	6,130

Total Poland		18,800

Russia - 0.4%
Aeroflot - Russian Airlines OJSC	4,355	5,655

South Africa - 9.8%
Adcock Ingram Holdings Ltd.	892	6,537
Aveng Ltd.	2,611	11,442
AVI Ltd.	1,523	10,958
Barloworld Ltd.	1,274	12,949
Clicks Group Ltd.	1,407	9,355
JD Group Ltd.	1,113	5,975
Nampak Ltd.	4,911	15,543
Netcare Ltd.	7,834	15,487
Northam Platinum Ltd.	1,717	5,363
Pick n Pay Stores Ltd.	1,839	9,474
Pretoria Portland Cement Co., Ltd.	3,218	10,137
Reunert Ltd.	1,228	11,966
Sappi Ltd.*	3,176	9,607
Spar Group Ltd.	1,023	14,912
Telkom South Africa Ltd.*	2,054	4,490

Total South Africa		154,195

South Korea - 14.2%
BS Financial Group, Inc.	1,163	12,292
Cheil Worldwide, Inc.	670	11,259
DGB Financial Group, Inc.	910	10,423
Dongbu Insurance Co., Ltd.	340	12,630
Dongkuk Steel Mill Co., Ltd.	510	6,698
Hanjin Shipping Co., Ltd.*	580	7,413
Hanwha Corp.	430	11,010
Hotel Shilla Co., Ltd.	250	10,713
Hyosung Corp.	233	11,066
Hyundai Development Co.	373	6,747
Hyundai Hysco	220	8,552
Hyundai Marine & Fire Insurance Co., Ltd.	570	14,141
Hyundai Securities Co., Ltd.	1,540	11,510
Kolon Industries, Inc.	116	6,854
Korean Reinsurance Co.	561	4,853
Kumho Tire Co., Inc.*	740	9,752
LG Innotek*	77	6,020
LG International Corp.	213	7,065
LG Uplus Corp.	1,576	9,200
Samsung Fine Chemicals Co., Ltd.	192	10,546
SK Networks Co., Ltd.	920	7,242
SKC Co., Ltd.	144	5,693

Schedules of Investments - IQ Emerging Markets Mid Cap ETF (continued)

July 31, 2012 (unaudited)

	Shares	Value

Common Stocks - 96.2% (continued)

South Korea - 14.2% (continued)
Woongjin Coway Co., Ltd.	390	$12,211
Woori Investment & Securities Co., Ltd.	1,000	9,641

Total South Korea		223,531

Taiwan - 24.3%
Advantech Co., Ltd.	3,000	10,653
Chicony Electronics Co., Ltd.	5,175	10,007
China Airlines Ltd.	19,000	7,919
China Life Insurance Co., Ltd.	14,280	13,903
China Petrochemical Development Corp.	11,000	9,077
E Ink Holdings, Inc.	6,000	5,842
Epistar Corp.	6,000	11,243
EVA Airways Corp.	12,000	7,042
Evergreen Marine Corp.	11,999	6,601
Far Eastern Department Stores Ltd.	6,720	7,103
Formosa Taffeta Co., Ltd.	8,000	6,988
Giant Manufacturing Co., Ltd.	2,000	11,003
Highwealth Construction Corp.	7,000	10,911
Hiwin Technologies Corp.	2,000	18,505
Inventec Corp.	21,735	6,515
KGI Securities Co., Ltd.	30,950	13,518
Kinsus Interconnect Technology Corp.	1,953	5,496
LCY Chemical Corp.	4,000	5,401
Macronix International Co., Ltd.	26,987	6,685
Nan Kang Rubber Tire Co., Ltd.	5,000	7,035
Novatek Microelectronics Corp.	3,890	11,362
Pou Chen Corp.	20,000	18,105
Powertech Technology, Inc.	4,400	8,875
Radiant Opto-Electronics Corp.*	3,000	11,803
Ruentex Industries Ltd.	5,000	9,836
Shin Kong Financial Holding Co., Ltd.*	54,000	16,474
Simplo Technology Co., Ltd.	2,053	11,637
Taishin Financial Holding Co., Ltd.	51,760	21,054
Taiwan Business Bank*	31,200	9,134
Taiwan Fertilizer Co. Ltd.	6,000	14,244
Taiwan Glass Industry Corp.	9,405	8,937
TECO Electric And Machinery Co., Ltd.	13,000	8,279
Tripod Technology Corp.	3,440	7,822
TSRC Corp.	4,840	11,054
Unimicron Technology Corp.	9,000	10,113
Walsin Lihwa Corp.*	29,000	8,760
Wintek Corp.*	9,598	4,208
WPG Holdings Ltd.	9,440	10,040

Total Taiwan		383,184

Thailand - 5.2%
Electricity Generating PCL	2,863	9,962
Glow Energy PCL	3,714	7,169
Home Product Center PCL	16,500	6,029
Land And Houses PCL	28,700	7,113
Minor International PCL	27,830	13,884
Robinson Department Store PCL	4,000	7,785
Thai Union Frozen Products PCL	4,500	10,510
TMB Bank PCL	221,700	10,849
True Corp. PCL*	66,700	8,478

Total Thailand		81,779

Turkey - 1.8%
TAV Havalimanlari Holding AS*	1,694	9,306

Schedules of Investments - IQ Emerging Markets Mid Cap ETF (continued)

July 31, 2012 (unaudited)

	Shares	Value

Common Stocks - 96.2% (continued)

Turkey - 1.8% (continued)
Turk Hava Yollari Anonim Ortakligi*	7,108	$13,611
Turkiye Sise ve Cam Fabrikalari AS	3,752	5,237

Total Turkey		28,154
Total Common Stocks - 96.2%
(Cost $1,837,595)		1,515,307

Short-Term Investment - 0.7%

Money Market Fund - 0.7%
Invesco Treasury Portfolio Cash Management, 0.02%(b)
(Cost $11,398)	11,398	11,398

Investment of Cash Collateral For Securities Loaned - 1.7%
Money Market Fund - 1.7%
BNY Mellon Overnight Government Fund
(Cost $26,125)	26,125	26,125

Total Investments - 98.6%
(Cost $1,875,118)		$1,552,830
Other Assets in Excess of Liabilities - 1.4%(c)		21,647
Net Assets - 100.0%		$1,574,477

		% of
Investments	Value	Net Assets
Financials	$338,636	21.5%
Industrials	303,694	19.3
Consumer Discretionary	239,127	15.2
Materials	231,469	14.7
Information Technology	125,907	8.0
Consumer Staples	97,250	6.2
Utilities	59,333	3.8
Health Care	47,829	3.0
Transportation	18,511	1.2
Telecommunication Services	18,609	1.2
Technology	16,623	1.0
Energy	9,841	0.6
Communications	8,478	0.5
Money Market Fund	37,523	2.4
Total Investments	$1,552,830	98.6
Other Assets in Excess of Liabilities(a)	21,647	1.4
Total Net Assets	$1,574,477	100.0%

1

*	Non-income producing securities.
(a)	All or a portion of security is on loan. The aggregate market value of securities on loan is $24,026; cash collateral of $26,125 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Rate shown represents annualized 7-day yield as of July 31, 2012.
(c)	Other Assets in Excess of Liabilities includes net unrealized depreciation on swaps.

1

PCL	Public Company Limited

Schedules of Investments - IQ Emerging Markets Mid Cap ETF (continued)

July 31, 2012 (unaudited)

Total return swap transactions outstanding at July 31, 2012:

	Annual
	Financing
	Rate			Unrealized
	Received	Expiration	Notional	Appreciation
Total Return Benchmark	(Paid)	Date	Amount	(Depreciation)
LIC Housing	2.09%	7/17/2013	$8,948	$-
Reliance Capital Ltd.	2.09%	7/17/2013	5,451	-
Satyam Computer Services Ltd.	2.09%	7/17/2013	8,840	-
Unitech Ltd.	2.09%	7/17/2013	4,689	-
Yes Bank Ltd.	2.09%	7/17/2013	11,181	-
				$-

Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either received fees from, or pay fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon financing rate.

Fair Value Measurement (unaudited)

Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels as follows:

  Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
  Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
  Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Trustees, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Transfers between levels, if any, are considered to have occurred at the beginning of the reporting period. At July 31, 2012, there were no transfers between Level 1, 2, or 3, based on the valuation input Levels assigned to securities on April 30, 2012.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of July 31, 2012 in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2		Level 3		Total

IQ Hedge Multi-Strategy Tracker ETF
Assets
Investment Companies*	$182,424,032	$-		$-		$182,424,032
Other Financial Instruments**	75,958	-		-		75,958
Short-Term Investment	60,415,888	-		-		60,415,888
Total	$242,915,878	$-		$-		$242,915,878
Liabilities
Other Financial Instruments**	(123,983)	-		-		(123,983)
Total	$(123,983)	$-		$-		$(123,983)

IQ Hedge Macro Tracker ETF
Assets
Investment Companies*	$49,094,629	$-		$-		$49,094,629
Other Financial Instruments**	17,152	-		-		17,152
Short-Term Investments	7,953,357	-		-		7,953,357
Total	$57,065,138	$-		$-		$57,065,138
Liabilities
Other Financial Instruments**	(73,459)	-		-		(73,459)
Total	$(73,459)	$-		$-		$(73,459)

IQ Real Return ETF
Assets
Investment Companies*	$27,591,404	$-		$-		$27,591,404
Short-Term Investments	7,421,143	-		-		7,421,143
Total	$35,012,547	$-		$-		$35,012,547

IQ Global Resources ETF
Assets
Common Stocks†	$60,393,522	$-		$-		$60,393,522
Short-Term Investment	8,183,932	-		-		8,183,932
Total	$68,577,454	$-		$-		$68,577,454
Liabilities
Other Financial Instruments**	(734,825)	-		-		(734,825)
Total	$(734,825)	$-		$-		$(734,825)

IQ Merger Arbitrage ETF
Assets
Common Stocks*	$10,507,928	$-		$-		$10,507,928
Short-Term Investment	3,928,342	-		-		3,928,342
Total	$14,436,270	$-		$-		$14,436,270
Liabilities
Other Financial Instruments**	(91,405)	-		-		(91,405)
Total	$(91,405)	$-		$-		$(91,405)

IQ Australia Small Cap ETF
Assets
Common Stocks*	$13,415,815	$-		$-	***	$13,415,815
Right*	-	7,937		-		7,937
Short-Term Investment	2,463,344	-		-		2,463,344
Total	$15,879,159	$7,937		$-		$15,887,096

IQ Canada Small Cap ETF
Assets
Common Stocks*	$23,592,421	$-		$-		$23,592,421
Short-Term Investment	3,383,679	-		-		3,383,679
Total	$26,976,100	$-		$-		$26,976,100

IQ South Korea Small Cap ETF
Assets
Common Stocks*	$5,620,507	$-		$-		$5,620,507
Short-Term Investment	905	-		-		905
Total	$5,621,412	$-		$-		$5,621,412

IQ Global Agribusiness Small Cap ETF
Assets
Common Stocks†	$34,597,569	$-		$-		$34,597,569
Short-Term Investment	2,004,421	-		-		2,004,421
Total	$36,601,990	$-		$-		$36,601,990

IQ Global Oil Small Cap ETF
Assets
Common Stocks†	$2,302,337	$-		$-		$2,302,337
Warrant†	-	-	‡	-		-
Short-Term Investment	73,826	-		-		73,826
Total	$2,376,163	$-		$-		$2,376,163

IQ US Real Estate Small Cap ETF
Assets
Common Stocks*	$28,811,038	$-		$-		$28,811,038
Short-Term Investments	1,893,061	$-		-		1,893,061
Total	$30,704,099	$-		$-		$30,704,099

IQ Emerging Markets Mid Cap ETF
Assets
Common Stocks†	$1,515,307	$-		$-		$1,515,307
Other Financial Instruments**	-	-		-
Short-Term Investments	37,523	-		-		37,523
Total	$1,552,830	$-		$-		$1,552,830

*	Please refer to the Schedule of Investments to view securities segregated by industry type.
**	Derivative instruments, including swap transactions and futures contracts, are valued at the net unrealized appreciation (depreciation) on the instrument.
***	Includes Level 3 security valued at $0
†	Please refer to the Schedule of Investments to view securities segregated by country.
‡	Includes Level 2 security valued at $0.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were unsed in determining fair value.

IQ Global Agribusiness Small Cap ETF	Common Stock
Balance as of April 30, 2011	$-
Transfer into Level 3 (a)	-
Purchases	-
Sales	(23,005)
Realized gain (loss)	(526,082)
Change in unrealized appreciation (depreciation)	549,087
Balance as of July 31, 2012	$-

(a)	Transfers into Level 3 are the results of the unavailability of a quoted price in a active market or the unavailability of other significant observable inputs.

The cost basis on investments for Federal income tax purposes at July 31, 2012 was as follows (unaudited)*:

		Gross	Gross	NetUnrealized
		Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Fund
IQ Hedge Multi-Strategy Tracker ETF	$239,611,484	$3,832,156	$(603,720)	$3,228,436
IQ Hedge Macro Tracker ETF	56,218,843	1,256,944	(427,801)	829,143
IQ Real Return ETF	34,772,266	389,482	(149,201)	240,281
IQ Global Resources ETF	75,628,201	2,067,427	(9,118,174)	(7,050,747)
IQ Merger Arbitrage ETF	14,563,681	196,219	(323,630)	(127,411)
IQ Australia Small Cap ETF	20,223,135	782,135	(5,118,174)	(4,336,039)
IQ Canada Small Cap ETF	37,790,107	709,120	(11,523,127)	(10,814,007)
IQ South Korea Small Cap ETF	6,295,462	751,709	(1,425,759)	(674,050)
IQ Global Agribusiness Small Cap ETF	42,231,132	1,384,540	(7,013,682)	(5,629,142)
IQ Global Oil Small Cap ETF	3,069,280	54,574	(747,691)	(693,117)
IQ US Real Estate Small Cap ETF	29,346,545	1,747,679	(390,125)	1,357,554
IQ Emerging Markets Mid Cap ETF	1,879,447	54,310	(380,927)	(326,617)

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Item 2. Controls and Procedures.

(a)	The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under then 1940 Act (17 CFR 270.30a-2(a)). Filed hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	IndexIQ ETF Trust

By:	/s/ Adam S. Patti

Adam S. Patti

Principal Executive Officer

Date:	September 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam S. Patti

Adam S. Patti

Principal Executive Officer

Date:	September 27, 2012

By:	/s/ David L. Fogel

David L. Fogel

Principal Financial Officer

Date:	September 27, 2012